Investments - Change in Investments (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024
Change In Investments [Roll Forward]
Equity income (loss)		$ 6	$ 5
Skookumchuck
Change In Investments [Roll Forward]
Equity income (loss)		8	9
Equity-accounted | Skookumchuck
Change In Investments [Roll Forward]
Beginning balance		118	104
Investment		0	0
Equity income (loss)		8	10
Distributions received		(5)	(5)
Change in foreign exchange rates		(6)	9
Net change in fair value recognized in loss		0	0
Acquisition of control of previously equity-accounted investment		0
Ending balance		115	118
Equity-accounted | Other investments(4)
Change In Investments [Roll Forward]
Beginning balance		41	34
Investment		7	8
Equity income (loss)		(2)	(5)
Distributions received		0	0
Change in foreign exchange rates		(2)	2
Net change in fair value recognized in loss		(1)	(2)
Acquisition of control of previously equity-accounted investment		(14)
Ending balance		29	41
Tent Mountain
Change In Investments [Roll Forward]
Proportion of ownership interest in subsidiary	40.00%
Total for all consolidated structured entities
Change In Investments [Roll Forward]
Beginning balance		159	138
Investment		7	8
Equity income (loss)		6	5
Distributions received		(5)	(5)
Change in foreign exchange rates		(8)	11
Net change in fair value recognized in loss		(1)	(2)
Acquisition of control of previously equity-accounted investment		(14)
Ending balance		$ 144	$ 159